Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recognized for the three and six months ended June 30, 2021 and 2020 as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Research and development	$2,215	$817	$3,422	$1,022
Sales and marketing	2,550	957	4,388	1,073
General and administrative	11,009	3,772	18,909	3,808
Total stock-based compensation expense	$15,774	$5,546	$26,719	$5,903

	2020	2019	2018
Research and development	$6,110	$181	$361
Sales and marketing	4,505	111	114
General and administrative	13,142	945	6,205
Total stock-based compensation expense	$23,757	$1,237	$6,680

Summary of Stock Option and RSU Activity

Stock option and RSU activity during the six months ended June 30, 2021 is as follows (in thousands, except for share, per share, and contractual term data):

		Options Outstanding				Restricted Stock Units
	Number of			Weighted-			Weighted-
	Shares	Number of		Average			Average
	Available for	Shares	Weighted-	Remaining			Grant
	Issuance	Outstanding	Average	Contractual	Aggregate	Number of	Date Fair
	Under the	Under the	Exercise	Term	Intrinsic	Plan shares	Value per
	Plan	Plan	Price	(Years)	Value	outstanding	share
Exercisable at December 31, 2020	35,500,603	38,404,493	$5.89	8.27	$542,074	341,256	$17.68
Options and restricted stock units granted	(3,147,553)	—	—			3,147,553	21.82
Options exercised and restricted stock units released	—	(503,480)	0.22			—	—
Options and restricted stock units canceled	3,260,091	(2,985,501)	1.32			(274,590)	24.50
Balance at June 30, 2021	35,613,141	34,915,512	$6.35	7.44	$536,745	3,214,219	$21.15
Exercisable at December 31, 2020		14,248,234	$0.18	6.45	$282,364
Exercisable at June 30, 2021		16,096,923	0.21	5.92	346,242
Unvested at December 31, 2020		24,156,259	9.25	9.34	259,710
Unvested at June 30, 2021		18,818,589	11.60	8.74	190,503

Stock option and RSU activity, prices, and values adjusted by the Exchange Ratio, during the year ended December 31, 2020 is as follows (in thousands, except for share, per share, and contractual term data):

		Options Outstanding				Restricted Stock Units
	Number of
	Shares	Number of		Weighted-			Weighted-
	Available for	Shares	Weighted-	Average		Number of	Average
	Issuance	Outstanding	Average	Remaining	Aggregate	Plan	Grant Date
	Under the	Under the	Exercise	Contractual	Intrinsic	shares	Fair Value
	Plan	Plan	Price	Term (Years)	Value	outstanding	per share
Balance at December 31, 2019	3,855,385	38,794,307	$0.14	7.67	$13,056
Recapitalization Impact	(975,027)	(9,811,081)	0.05
Balance at December 31, 2019	2,880,358	28,983,226	$0.19	7.67	$13,056	—	$—
Additional shares authorized	62,903,028
Options and restricted stock units granted	(36,074,010)	35,732,754	6.70			341,256	17.68
Options exercised(1) and restricted stock units released	—	(20,138,817)	0.78			—	—
Options and restricted stock units canceled	5,791,227	(6,172,670)	0.51			—	—
Balance at December 31, 2020	35,500,603	38,404,493	$5.89	8.27	$542,074	341,256	$17.68
Exercisable at December 31, 2019		15,225,162	$0.08	6.85	$8,492
Exercisable at December 31, 2020		14,248,234	$0.18	6.45	$282,364
Unvested at December 31, 2019		13,758,064	$0.31	8.58	$4,564
Unvested at December 31, 2020		24,156,259	$9.25	9.34	$259,710
(1)	The number of options exercised includes early exercises related to the Executive grants noted below.

Summary of Stock Option Valuation Assumptions

The assumptions used to estimate the fair value of stock options granted and the resulting fair values for the three and six months ended June 30, 2021 and 2020 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021(1)	2020	2021(1)	2020
Expected volatility	48.71%	47.99% – 48.79%	48.71%	47.99% – 48.79%
Risk-free interest rate	0.02%	0.34% – 0.59%	0.02%	0.34% – 1.44%
Expected term (in years)	0.25	5.00 – 6.18	0.25	5.00 – 6.18
Expected dividend yield	—	—	—	—
Weighted average estimated fair value of stock options granted during the period	$15.63	$2.58	$15.63	$2.42

	2020	2019	2018
Expected volatility	45.00% – 50.00%	47.17% – 55.47%	47.69% – 49.17%
Risk-free interest rate	0.27% – 1.44%	1.57% – 2.64%	2.60% – 3.06%
Expected term (in years)	4.14 – 6.25	5.00 – 6.86	5.49 – 6.13
Expected dividend yield	—	—	—
Weighted average estimated fair value of stock options granted during the year	$5.06	$0.21	$0.11